CONSOLIDATED STATEMENTS OF Earnings and Retained Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF Earnings and Retained Earnings
Net product sales	$ 539,627	$ 545,985	$ 528,369
Rental and royalty revenue	3,756	3,885	4,136
Total revenue	543,383	549,870	532,505
Product cost of goods sold	350,960	365,573	365,225
Rental and royalty cost	937	976	1,038
Total costs	351,897	366,549	366,263
Product gross margin	188,667	180,412	163,144
Rental and royalty gross margin	2,819	2,909	3,098
Total gross margin	191,486	183,321	166,242
Selling, marketing and administrative expenses	119,133	113,842	108,276
Earnings from operations	72,353	69,479	57,966
Other income, net	12,130	4,685	2,946
Earnings before income taxes	84,483	74,164	60,912
Provision for income taxes	23,634	22,160	16,974
Net earnings	60,849	52,004	43,938
Net earnings per share (in dollars per share)	$ 1.02	$ 0.86	$ 0.72
Average number of shares outstanding (in shares)	59,634	60,484	61,347
Retained earnings at beginning of period	80,210	114,269	135,866
Net earnings	60,849	52,004	43,938
Cash dividends	(18,922)	(47,729)	(18,360)
Stock dividends	(49,028)	(38,334)	(47,175)
Retained earnings at end of period	$ 73,109	$ 80,210	$ 114,269